Rental Equipment	12 Months Ended
Dec. 31, 2012
Rental Equipment [Abstract]
Rental Equipment [Text Block]

7.  Rental Equipment

Rental equipment consists of the following:

In thousands	2012	2011
Rental equipment	$38,442	$43,252
Less accumulated depreciation	25,532	27,060
Net rental equipment	$12,910	$16,192

All the rental equipment was pledged as collateral under the Company’s credit facility as of December 31, 2012, which facility has been paid in full and satisfied subsequent to the end of the year and the liens held by the senior lender on the collateral in connection therewith have been terminated.